Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000244722 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244722 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244722 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000244722 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000244726 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000244726 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244726 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000244724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244724 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244724 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244724 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000244724 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000244724 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244724 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244724 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244723 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244723 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244723 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244723 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000244723 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000244723 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244723 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244723 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244723 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000244725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244725 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244725 | Technology
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000244725 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215804 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215804 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215804 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000215804 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000215804 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000215804 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215804 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215804 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000215804 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215804 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000215804 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000239618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000239618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000239618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000239618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000239618 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000239618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000239618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000239618 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000239618 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000239618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000239618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000044154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000044154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000044154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000044154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000044154 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000044154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000044154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000044154 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000044154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000044154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000044154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000044155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000044155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000044155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000044155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000044155 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000044155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000044155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000044155 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000044155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000044155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000044155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%